INCOME TAX (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Operating Loss Carryforwards [Line Items]
Expected federal tax rate			21.00%	21.00%
Tax benefit
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			$ 35,057